Balance Sheets (unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Jul. 09, 2003
Current assets:
Cash and cash equivalents, including $1,194 of cash at December 31, 2011 and June 30, 2012, collateralizing letters of credit (Note 14)	$ 3,689	$ 9,244	$ 19,144	$ 11,972	$ 16,804	$ 45,944						$ 0
Short-term investments	0	6,066		0
Prepaid expenses and other	528	408		492
Total current assets	4,217	15,718		12,505
Property and equipment, net of accumulated depreciation of $12,622 and $12,866 as of December 31, 2011 and June 30, 2012, respectively	792	1,021		11,492
Other assets	1,059	1,078		147
Total assets	6,068	17,817		24,144
Current liabilities:
Current portion of long-term debt	2,404	2,205		4,016
Current portion of lease liability	699	739		0
Accounts payable	519	829		1,194
Accrued compensation and benefits	591	2,354		1,291
Accrued expenses	767	437		1,552
Warrant liability	1,820	2,511		0
Total current liabilities	6,800	9,075		8,258
Long-term debt	1,544	2,782		4,585
Lease liability	678	943		0
Other liabilities	6	2		241
Total liabilities	9,028	12,802		13,084
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2011 and June 30, 2012, respectively	0	0		0
Common stock, $0.001 par value; 90,000 shares authorized; 2,381 and 2,450 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively	2	2		1
Additional paid-in capital	235,550	235,257		222,242
Deficit accumulated during the development stage	(238,512)	(230,244)		(211,183)
Total stockholders' equity	(2,960)	5,015		11,060	(178,073)	(135,078)	(82,276)	(43,176)	(16,391)	(4,393)	(1,032)	0
Total liabilities and stockholders' equity	$ 6,068	$ 17,817		$ 24,144